DIAMOND PORTFOLIO INVESTMENT TRUST
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 527-9525
December 13, 2007
VIA EDGAR
==========
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Diamond Portfolio Investment Trust (the “Trust”) (File Nos. 333-146482 and 811-22129) on behalf of the Diamond Portfolio Large Cap Quality Growth Fund (“Fund”), a series of the Trust
Ladies and Gentlemen:
Enclosed herewith for filing, in electronic format, on behalf of the Trust, pursuant to: (1) the Securities Act of 1933, as amended; (2) the Investment Company Act of 1940, as amended; and (3) Regulation S-T, is Pre-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A (“Amendment”).
The Amendment is being filed for the purposes of (i) addressing comments from Keith A. O’ Connell of the Securities and Exchanges Commission (“SEC”) Staff by telephone on November 20, 2007 to the Trust regarding the Trust’s Pre-Effective Amendment No. 1 to the registration statement on Form N-1A, which was filed with the SEC on November 13, 2007; (ii) adding additional information to the registration statement; and (iii) making other minor and conforming changes to the Fund’s Prospectuses and Statement of Additional Information. The Amendment includes the Fund’s Prospectuses, Statement of Additional Information, Part C, a conformed signature page, the manually signed original of which, is maintained at the offices of the Trust and exhibits. Also being transmitted concurrently with the Amendment is a letter filed as supplemental correspondence responding to Mr. O’Connell’s comments.
The Trust is asking that any correspondence to the Trust continue to be sent to the undersigned’s attention at Blackwell Sanders LLP, 4801 Main Street, Suite 1000, Kansas City, MO 64112, Attention: John H. Lively.
If you have any questions concerning the foregoing, please call the undersigned at (816) 983-8177.

Sincerely,
/s/ John H. Lively
John H. Lively

cc:	Keith A. O’Connell U.S. Securities and Exchange Commission 100 F. Street, N.E. Washington, D.C. 20549